SP INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 97.4%
Common Stocks — 96.2%
Argentina — 0.9%
MercadoLibre, Inc.*	1,346	$ 741,956
Australia — 2.7%
Aristocrat Leisure Ltd.	14,333	297,094
Cochlear Ltd.	3,836	539,417
CSL Ltd.	3,378	534,144
Insurance Australia Group Ltd.	34,401	183,025
Macquarie Group Ltd.	6,456	571,452
		2,125,132
Austria — 0.4%
BAWAG Group AG, 144A*	8,478	335,066
Belgium — 0.4%
KBC Group NV	5,172	336,162
Canada — 4.6%
Alimentation Couche-Tard, Inc. (Class B Stock)	10,254	314,234
Brookfield Asset Management, Inc. (Class A Stock)(a)	12,571	667,394
Canadian National Railway Co.	7,924	711,505
Dollarama, Inc.	9,562	342,322
Shopify, Inc. (Class A Stock)*	2,090	651,369
Suncor Energy, Inc.	9,828	310,007
Toronto-Dominion Bank (The)	10,655	621,277
		3,618,108
China — 8.5%
Alibaba Group Holding Ltd., ADR*	12,872	2,152,585
Budweiser Brewing Co. APAC Ltd., 144A*	17,000	61,166
China Merchants Bank Co. Ltd. (Class H Stock)	117,000	558,100
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	42,153	477,536
Kweichow Moutai Co. Ltd. (Class A Stock)	6,590	1,060,810
NetEase, Inc., ADR	1,623	432,010
Tencent Holdings Ltd.	30,022	1,264,538
Wuxi Biologics Cayman, Inc., 144A*	67,093	687,743
		6,694,488
Denmark — 2.6%
Coloplast A/S (Class B Stock)	4,377	526,751
DSV A/S	2,312	219,921
Novo Nordisk A/S (Class B Stock)	15,482	796,762
Orsted A/S, 144A	5,445	506,583
		2,050,017
Finland — 0.2%
Neste OYJ	3,822	126,592
France — 13.7%
Air Liquide SA	1,557	221,814
Airbus SE	11,146	1,447,073
Arkema SA	1,670	155,724
Capgemini SE	4,317	508,320
Dassault Systemes SE	6,871	980,618
	Shares	Value
Common Stocks (continued)
France (cont’d.)
Kering SA	848	$ 432,036
L’Oreal SA	5,180	1,449,688
LVMH Moet Hennessy Louis Vuitton SE	4,178	1,662,729
Pernod Ricard SA	6,443	1,147,983
Remy Cointreau SA(a)	2,832	376,217
Safran SA	11,396	1,794,400
Schneider Electric SE	2,446	214,456
TOTAL SA	8,720	454,702
		10,845,760
Germany — 6.4%
adidas AG	2,333	726,181
Brenntag AG	6,153	297,815
Continental AG	1,597	204,474
CTS Eventim AG & Co. KGaA	6,705	378,066
Deutsche Boerse AG	1,688	263,813
Gerresheimer AG	5,734	411,460
Infineon Technologies AG	41,187	743,204
Rational AG	459	329,878
SAP SE	8,105	953,590
SAP SE, ADR(a)	4,057	478,199
Scout24 AG, 144A	4,435	252,995
		5,039,675
Hong Kong — 3.2%
AIA Group Ltd.	173,866	1,644,341
Techtronic Industries Co. Ltd.	127,547	889,097
		2,533,438
India — 1.2%
HDFC Bank Ltd., ADR	16,918	965,172
Ireland — 2.2%
AerCap Holdings NV*	8,460	463,185
CRH PLC	11,650	399,156
Kerry Group PLC (Class A Stock)	3,868	452,518
Kingspan Group PLC	9,354	456,786
		1,771,645
Israel — 1.1%
Check Point Software Technologies Ltd.*(a)	8,061	882,679
Italy — 2.4%
Brunello Cucinelli SpA	19,124	596,784
Ferrari NV	7,518	1,162,265
Nexi SpA, 144A*	16,990	173,515
		1,932,564
Japan — 8.5%
Asahi Intecc Co. Ltd.	5,600	147,802
Bridgestone Corp.	8,200	318,517
Daikin Industries Ltd.	6,000	793,698
Hoya Corp.	9,400	770,470
Kao Corp.	4,100	304,415
Keyence Corp.	1,650	1,028,384
Kose Corp.	2,400	407,781
Nitori Holdings Co. Ltd.	2,600	381,645
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SP INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Persol Holdings Co. Ltd.	12,900	$ 245,589
Sanwa Holdings Corp.	31,600	355,222
Shionogi & Co. Ltd.	6,600	368,037
Shiseido Co. Ltd.	6,800	545,817
SMC Corp.	1,200	517,093
Terumo Corp.	6,600	213,649
Toyota Motor Corp.	5,300	355,753
		6,753,872
Luxembourg — 0.2%
Tenaris SA	16,531	175,719
Macau — 0.4%
Galaxy Entertainment Group Ltd.	55,000	342,891
Netherlands — 5.8%
Adyen NV, 144A*	1,901	1,251,762
ASML Holding NV	5,762	1,432,007
Heineken NV	4,786	517,172
Koninklijke Philips NV	13,889	644,199
NXP Semiconductors NV	2,309	251,958
Royal Dutch Shell PLC (Class A Stock)	15,466	455,408
		4,552,506
Portugal — 0.3%
Galp Energia SGPS SA	13,045	196,579
Singapore — 0.5%
DBS Group Holdings Ltd.	20,700	374,577
Spain — 1.2%
ACS Actividades de Construccion y Servicios SA	11,257	450,020
Amadeus IT Group SA	7,010	502,282
		952,302
Sweden — 1.6%
Assa Abloy AB (Class B Stock)	9,184	204,382
Atlas Copco AB (Class A Stock)	16,439	505,645
EQT AB*	6,200	55,091
Hexagon AB (Class B Stock)	7,759	373,711
Swedbank AB (Class A Stock)	8,893	128,079
		1,266,908
Switzerland — 10.5%
Alcon, Inc.*	6,184	360,623
Cie Financiere Richemont SA	2,378	174,542
Givaudan SA	347	969,099
Julius Baer Group Ltd.*	7,223	319,569
Lonza Group AG*	2,667	901,523
Novartis AG	13,216	1,144,728
Partners Group Holding AG	972	744,596
Roche Holding AG	1,820	530,048
SGS SA	124	307,725
SIG Combibloc Group AG*	21,610	288,854
Sika AG	2,468	361,111
Sonova Holding AG	2,214	514,350
Straumann Holding AG	1,131	925,692
Temenos AG*	3,080	515,695
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
UBS Group AG*	25,031	$ 284,188
		8,342,343
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	88,000	774,724
Thailand — 0.5%
Sea Ltd., ADR*(a)	13,171	407,642
United Kingdom — 11.4%
Abcam PLC	6,987	98,694
Ashtead Group PLC	10,122	281,927
AstraZeneca PLC	6,058	540,425
Bunzl PLC	19,585	511,025
Compass Group PLC	35,431	911,881
DCC PLC	3,603	313,966
Diageo PLC	11,839	483,870
Electrocomponents PLC	26,004	205,365
Experian PLC	46,128	1,472,859
Fevertree Drinks PLC	9,682	288,292
London Stock Exchange Group PLC	9,133	820,921
Prudential PLC	20,808	376,638
Reckitt Benckiser Group PLC	4,886	380,867
RELX PLC	41,374	981,495
Rentokil Initial PLC	45,926	264,115
Segro PLC, REIT	44,529	444,182
Spectris PLC	6,327	189,567
St. James’s Place PLC	40,429	486,159
		9,052,248
United States — 3.8%
Aon PLC	2,172	420,434
Core Laboratories NV	1,007	46,946
Ferguson PLC	5,526	403,112
Lululemon Athletica, Inc.*	6,720	1,293,802
Samsonite International SA, 144A	184,492	392,469
Sensata Technologies Holding PLC*	9,114	456,247
		3,013,010

Total Common Stocks (cost $56,979,246)		76,203,775
Preferred Stock — 1.2%
Germany
Sartorius AG (PRFC)	5,084	928,060
(cost $404,154)

Total Long-Term Investments (cost $57,383,400)		77,131,835
Short-Term Investments — 5.0%
Affiliated Mutual Funds — 4.6%
PGIM Core Ultra Short Bond Fund(w)	820,762	820,762
PGIM Institutional Money Market Fund (cost $2,816,909; includes $2,811,242 of cash collateral for securities on loan)(b)(w)	2,816,566	2,816,848

Total Affiliated Mutual Funds (cost $3,637,671)		3,637,610

A2

SP INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Unaffiliated Mutual Fund — 0.4%
BlackRock Liquidity FedFund	354,931	$ 354,931
(cost $354,931)

Total Short-Term Investments (cost $3,992,602)		3,992,541

TOTAL INVESTMENTS—102.4% (cost $61,376,002)		81,124,376

Liabilities in excess of other assets — (2.4)%		(1,935,275)

Net Assets — 100.0%		$ 79,189,101

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
PRFC	Preference Shares
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,743,944; cash collateral of $2,811,242 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3